LOSS PER SHARE - Exclude From Weighted-average Shares For Diluted Earnings Per Share (Details) - shares shares in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average shares for diluted earnings (in shares)	3,297	3,347
Stock appreciation rights
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average shares for diluted earnings (in shares)	7,092	7,476
Restricted stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average shares for diluted earnings (in shares)	2,238	2,809
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average shares for diluted earnings (in shares)	9,585	8,859
Restricted stock units - founder's award
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average shares for diluted earnings (in shares)	9,258	9,258
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average shares for diluted earnings (in shares)	19,311	19,311
Earnouts
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average shares for diluted earnings (in shares)	7,964	7,964
Combined Interests that can be converted into shares of Class A Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average shares for diluted earnings (in shares)	70,906	70,629